FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2021	December 31, 2020

Designated derivative instruments - long-term assets:
Interest rate swaps	587	—
Cross currency interest rate swaps	93	28
Cross currency swaps	2,988	3,373
Non-designated derivative instruments - long-term assets:
Cross currency swaps	7	5
Total derivative instruments - long-term assets	3,675	3,406

(in thousands of $)	June 30, 2021	December 31, 2020
Designated derivative instruments - short-term liabilities:
Interest rate swaps	369	703
Non-designated derivative instruments - short-term liabilities:
Interest rate swaps	1,345	869
Total derivative instruments - short-term liabilities	1,714	1,572

Designated derivative instruments - long-term liabilities:
Interest rate swaps	4,755	7,926
Cross currency interest rate swaps	2,246	3,006
Cross currency swaps	8,288	8,301
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	6,068	13,479
Total derivative instruments - long-term liabilities	21,357	32,712

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates.

At June 30, 2021, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed and floating rates in exchange for LIBOR or NIBOR. The total net notional principal amount subject to interest rate swap agreements as at June 30, 2021, was $0.9 billion (December 31, 2020: $0.9 billion).
Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025 respectively.

Principal Receivable	Principal Payable	Trade date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	May 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Apart from NOK700 million, NOK700 million and NOK600 million senior unsecured bonds due 2023, 2024 and 2025, respectively, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.

Fair Values

The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2021 and December 31, 2020 are as follows:

	June 30, 2021		December 31, 2020
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	8,293	8,293	9,431	9,431
Equity securities	1,480	1,480	10,367	10,367
Equity securities pledged to creditors	13,032	13,032	9,007	9,007
Floating rate NOK bonds due 2023	(81,238)	(80,831)	(81,572)	(78,513)
Floating rate NOK bonds due 2024	(80,657)	(80,052)	(80,989)	(76,940)
Floating rate NOK bonds due 2025	(62,669)	(60,632)	(62,927)	(57,421)
5.75% unsecured convertible notes due 2021	(146,919)	(145,450)	(212,230)	(199,496)
4.875% unsecured convertible notes due 2023	(137,900)	(137,470)	(139,900)	(123,112)
7.25% unsecured bonds due 2026	(150,000)	(151,125)	—	—
Derivatives:
Interest rate/currency swap contracts - long-term receivables	3,675	3,675	3,406	3,406
Interest rate/currency swap contracts - short-term payables	(1,714)	(1,714)	(1,572)	(1,572)
Interest rate/currency swap contracts - long-term payables	(21,357)	(21,357)	(32,712)	(32,712)

In accordance with the accounting policy relating to interest rate and currency swaps described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020, changes in the fair values of the rate swaps are recognized in other comprehensive income where the Company has designated the swaps as a hedges. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statement of Operations.
The fair values of financial assets and liabilities as at June 30, 2021, were measured as follows:

		Fair value measurements using,
(in thousands of $)	June 30, 2021	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	8,293	4,620	3,673
Equity securities	1,480	1,480
Equity securities pledged to creditors	13,032	13,032
Interest rate/ currency swaps, long-term receivables	3,675		3,675
Total assets	26,480	19,132	7,348	—
Liabilities:
Floating rate NOK bonds due 2023	(80,831)	(80,831)
Floating rate NOK bonds due 2024	(80,052)	(80,052)
Floating rate NOK bonds due 2025	(60,632)	(60,632)
5.75% unsecured convertible notes due 2021	(145,450)	(145,450)
4.875% unsecured convertible notes due 2023	(137,470)	(137,470)
7.25% unsecured sustainability-linked bonds due 2026	(151,125)	(151,125)
Interest rate/currency swaps, short-term payables	(1,714)		(1,714)
Interest rate/currency swaps, long-term payables	(21,357)		(21,357)
Total liabilities	(678,631)	(655,560)	(23,071)	—

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Level 1 and Level 2 of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Investment in equity securities consist of (i) listed Frontline shares and (ii) NorAm Drilling Company AS ("NorAm Drilling") shares traded in the OTC market whilst the investments in available-for-sale debt securities consist of listed and unlisted corporate bonds.

At June 30, 2021, the Company determined that the available for sale corporate bonds held in Oro Negro and NT Rig Holdco valued at $3.7 million (December 31, 2020: $4.8 million) should be classified as Level 2 measurements (December 31, 2020: Level 2). The fair value of these corporate bonds is based on the latest available quoted prices, but due to low levels of trading the Company concluded that level one classification was not appropriate as at June 30, 2021.
The estimated fair values of the floating rate NOK denominated bonds due 2023, 2024 and 2025, the 5.75% and 4.875% unsecured convertible notes due 2021 and 2023 and the 7.25% unsecured bonds due 2026 are all based on their quoted market prices as at the balance sheet date.

The estimated fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR or NIBOR interest rates as at June 30, 2021.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Nordea, Credit Agricole Corporate and Investment Bank, ING Bank, Danske Bank, BNP Paribas, Credit Suisse, Morgan Stanley and DNB Bank. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk.

There is also a concentration of revenue risk with the below customers to whom the Company has chartered multiple vessels.

Charterer	Number of Vessels chartered at June 30, 2021	% of consolidated operating revenues (Six months ended June 30, 2021)	% of consolidated operating revenues (Six months ended June 30, 2020)
Golden Ocean Group Limited (“Golden Ocean”)*	8	12%	11%
MSC	28	3%	13%
Maersk Line A/S (“Maersk”)	12	33%	28%
Evergreen	4	15%	14%
* Additionally see Note 17: Related party transactions.

In addition, a significant portion of our net income/(loss) is generated from our associated companies. SFL Hercules leases a rig to a subsidiary of Seadrill and River Box Holding Inc. holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. In the six months ended June 30, 2021, income from our associated companies accounted for approximately 13% of our consolidated net income (six months ended June 30, 2020: 18% of our consolidated net loss). (See also Note 10: Investment in Associated Companies).

In February 2021, Seadrill and most of its subsidiaries filed Chapter 11 cases in the Southern District of Texas. SFL and certain of its subsidiaries have entered into court approved interim agreements with Seadrill relating to two of the Company’s drilling rigs, West Linus and West Hercules, allowing for the uninterrupted performance of sub-charters to oil majors while the Chapter 11 process is ongoing. Pursuant to these agreements, Seadrill is allowed to use funds received from the respective sub-charterers to pay a fixed level of operating and maintenance expenses in additional to general and administrative costs. In exchange, SFL receives approximately 65 - 75% of the contractual charterhire under the existing charter agreements for West Linus and West Hercules for the same period. In August 2021, the Company entered into an amendment to its existing charter agreement (the “amendment agreement”) with subsidiaries of Seadrill for the harsh environment semi-submersible rig West Hercules. Seadrill is expected to seek bankruptcy court approval of the amendment agreement on or before September 2, 2021, which is a condition precedent to the effectiveness to the amendment agreement. Each of SFL’s financing banks consented to the amendment agreement, and SFL’s limited corporate guarantee of the outstanding debt of the rig owning subsidiary remains unchanged at $83 million. Additionally, SFL agreed to a cash contribution of $5 million to the SFL Hercules's pledged earnings account at the time of redelivery following the termination of the Seadrill charter, in addition to a $3 million payable by Seadrill.
As discussed further in Note 19: Commitments and Contingent Liabilities, the Company guaranteed a total of $83.1 million at June 30, 2021 (December 31, 2020: $83.1 million) of the bank debt in SFL Hercules and had an outstanding receivable balance on loans granted by the Company to both associated companies totaling $125.2 million at June 30, 2021 (December 31, 2020: $123.9 million).